COMMITMENTS AND CONTINGENCIES - LOSS ON CONTINGENCIES (Details) € in Millions, £ in Millions			1 Months Ended			12 Months Ended
	Feb. 27, 2017 plaintiff lawsuit	Mar. 31, 2016 t	Feb. 28, 2017 USD ($)	Jan. 31, 2017 USD ($) lawsuit	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Bcf appeal	Dec. 31, 2015 EUR (€)	Oct. 21, 2016 t	Dec. 31, 2015 USD ($)	Oct. 01, 2014 GBP (£)
Loss Contingencies [Line Items]
Loss Contingency Accrual						$ 19,000,000
Reserve for Aliso Canyon costs						53,000,000			$ 274,000,000
San Diego Gas and Electric Company [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual						16,000,000
Southern California Gas Company [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual						1,000,000
Reserve for Aliso Canyon costs						53,000,000			$ 274,000,000
Loss from Catastrophes, 2007 Wildfire [Member] | San Diego Gas and Electric Company [Member]
Loss Contingencies [Line Items]
Regulatory Assets						353,000,000
Portion of Regulatory Assets Arising From Wildfire Litigation Related To CPUC-Regulated Operations						352,000,000
Portion of Regulatory Assets Arising From Wildfire Litigation Related To FERC-Regulated Operations						1,000,000
Potential After-Tax Earnings Impact						$ 208,000,000
Number of Appeals Pending | appeal						2
Rim Rock Wind Farm [Member] | San Diego Gas and Electric Company [Member]
Loss Contingencies [Line Items]
Litigation Settlement Amount, Settlement Agreement						$ 39,000,000
Estimated Tax Equity Investment						285,000,000
Aliso Canyon Natural Gas Storage Facility Gas Leak [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual						1,000,000
Aliso Canyon Natural Gas Storage Facility Gas Leak [Member] | Southern California Gas Company [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual						1,000,000
Net Book Value Of Aliso Canyon Natural Gas Storage Facility						531,000,000
Construction in Work Progress Of Aliso Canyon Natural Gas Storage Facility						217,000,000
Recorded Estimated Costs						$ 780,000,000
Estimated Costs Related To Temporary Relocation Percentage						70.00%
Estimated Costs Related To Controlling Well And Stopping Leak And Emissions Percentage						20.00%
Insurance receivable for Aliso Canyon costs						$ 606,000,000
Proceeds from Insurance Settlement, Operating Activities						169,000,000
Reserve for Aliso Canyon costs						$ 53,000,000
Storage Facility Maximum Capacity | Bcf						86
Aliso Canyon Facility As A Percentage of SoCalGas Total Storage Capacity						63.00%
Amount of Natural Gas Released | Bcf						4.62
Loss Contingency, Period Of Required Climate Reductions		20 years
Loss Contingency, Period Of Required Regulatory Climate Reductions		100 years
Loss Contingency, Target Emissions Level | t		9,000,000
Loss Contingency, Total Actual Emissions, Floor | t								90,350
Loss Contingency, Total Actual Emissions, Ceiling | t								108,950
Loss Contingency, Mitigation Requirement | t								109,000
Damages from Product Defects [Member] | Southern California Gas Company [Member]
Loss Contingencies [Line Items]
Maximum Occupational Safety And Health Fines					$ 75,000
Penalty Assessments					233,500
Maximum Other Assessments					$ 4,000,000
So Cal Gas PCB Litigation [Member] | Southern California Gas Company [Member]
Loss Contingencies [Line Items]
Number of lawsuits						7
Sempra Mexico Property Disputes [Member]
Loss Contingencies [Line Items]
Number of lawsuits						2
HMRC VAT Claim [Member] | Parent Company [Member]
Loss Contingencies [Line Items]
VAT Tax Claim Paid Upon Appeal | £										£ 86
R B S Sempra Commodities [Member]
Loss Contingencies [Line Items]
Damages sought | €							€ 146
Investment in RBS Sempra Commodities LLP						$ 67,000,000
Subsequent Event [Member] | Aliso Canyon Natural Gas Storage Facility Gas Leak [Member] | Southern California Gas Company [Member]
Loss Contingencies [Line Items]
Number Of Plaintiffs | plaintiff	14,000
Number of lawsuits | lawsuit	250
Minimum [Member] | Aliso Canyon Natural Gas Storage Facility Gas Leak [Member] | Southern California Gas Company [Member]
Loss Contingencies [Line Items]
Liability insurance coverage						1,200,000,000
Loss Contingency, Environmental Mitigation Period		5 years
Maximum [Member] | Aliso Canyon Natural Gas Storage Facility Gas Leak [Member] | Southern California Gas Company [Member]
Loss Contingencies [Line Items]
Liability insurance coverage						$ 1,400,000,000
Loss Contingency, Environmental Mitigation Period		10 years
Consolidated Class Action Complaints [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Number of lawsuits | lawsuit				2
Property Class Action [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Number of lawsuits | lawsuit				1
Complaints Filed by Public Entities [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Litigation Settlement Amount, Settlement Agreement			$ 8,500,000
Damages sought				$ 250,000
Number of lawsuits | lawsuit				3
Complaints Filed by Public Entities [Member] | Subsequent Event [Member] | Health Study [Member]
Loss Contingencies [Line Items]
Litigation Settlement Amount, Settlement Agreement			$ 1,000,000